Other financial assets - Other non-current financial assets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other financial assets [Line Items]
Non-current financial assets at fair value through profit or loss	€ 322	€ 283	€ 248
Non-current financial assets measured at fair value through other comprehensive income	284	300	146
Non-current financial assets at amortised cost	54	47	37
Other non-current financial assets	660	630	€ 430
Acquisitions	150	123
Sales redemptions	86	126
Value adjustment through OCI	(35)	(43)
Value adjustment through P&L	5	95
Translation Differences And Other	2	29
Reclassifications	(2)	122
Financial assets impaired [member]
Other financial assets [Line Items]
Impairment loss on financial assets	(5)
Financial assets at fair value through profit or loss, category [member]
Other financial assets [Line Items]
Acquisitions	114	54
Sales redemptions	75	122
Value adjustment through OCI	0
Value adjustment through P&L	5	95
Translation Differences And Other	(2)	8
Reclassifications	1	(1)
Financial assets at fair value through profit or loss, category [member] | Financial assets impaired [member]
Other financial assets [Line Items]
Impairment loss on financial assets	(3)
Financial assets at fair value through other comprehensive income, category [member]
Other financial assets [Line Items]
Acquisitions	18	59
Sales redemptions	3	0
Value adjustment through OCI	(35)	(43)
Translation Differences And Other	5	19
Reclassifications	(2)	120
Financial assets at amortised cost, category [member]
Other financial assets [Line Items]
Acquisitions	18	10
Sales redemptions	8	3
Value adjustment through OCI		0
Value adjustment through P&L	0	0
Translation Differences And Other	(1)	2
Reclassifications	(1)	€ 2
Financial assets at amortised cost, category [member] | Financial assets impaired [member]
Other financial assets [Line Items]
Impairment loss on financial assets	€ (1)